Restructuring Initiatives Restructuring Charges by Reportable Segment for 2015 Initiative (Details) - USD ($) $ in Millions	12 Months Ended	39 Months Ended
	Dec. 31, 2015	Dec. 31, 2015
Charges incurred on approved initiatives
Other Restructuring Initiatives 2015 [Member]
Charges incurred on approved initiatives	$ 22.1
EMEA Segment [Member] | Other Restructuring Initiatives 2015 [Member]
Charges incurred on approved initiatives	4.2
South Latin America Segment [Member] | Other Restructuring Initiatives 2015 [Member]
Charges incurred on approved initiatives	2.7
North Latin America Segment [Member] | Other Restructuring Initiatives 2015 [Member]
Charges incurred on approved initiatives	0.2
Asia Pacific Segment [Member] | Other Restructuring Initiatives 2015 [Member]
Charges incurred on approved initiatives	5.8
Corporate and Other [Member] | Other Restructuring Initiatives 2015 [Member]
Charges incurred on approved initiatives	$ 9.2